Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2025	$ 4,980
2026	4,980
2027	4,980
2028	4,980
2029	4,980
Thereafter	122,752
Intangible assets, net	$ 147,652	$ 148,584